THE ADVISORS' INNER CIRCLE FUND

                        AVIVA INVESTORS MAP(SM) 2015 FUND

                          SUPPLEMENT DATED MAY 11, 2010
                                     TO THE
            INSTITUTIONAL CLASS SHARES PROSPECTUS DATED MAY 10, 2010
             AND INVESTOR CLASS SHARES PROSPECTUS DATED MAY 10, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION ABOUT THE AVIVA INVESTORS MAP(SM) 2015 FUND (THE "FUND") BEYOND THAT CONTAINED IN THE PROSPECTUSES LISTED ABOVE (THE "PROSPECTUSES") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.
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Institutional Class Shares and Investor Class Shares of the Fund are not
currently available for purchase; however, it is anticipated that shares will be available for purchase on July 1, 2010.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 AVA-SK-001-0100